UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Paradigm Advisors, LLC

Address:   200 Crescent Court, Suite 1150
           Dallas, TX  75201


Form 13F File Number: 028-13285


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   William Dunk
Title:  Member
Phone:  (214) 756-6065

Signature,  Place,  and  Date  of  Signing:

/s/ William Dunk                   Dallas, TX                         2/16/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              23

Form 13F Information Table Value Total:  $       84,489
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ALLEGIANT TRAVEL CO          COM            01748X102    4,717  100,000 SH  PUT  SOLE                100,000      0    0
ALLEGIANT TRAVEL CO          COM            01748X102    9,434  200,000 SH  PUT  SOLE                200,000      0    0
ALLEGIANT TRAVEL CO          COM            01748X102    5,189  110,000 SH  PUT  SOLE                110,000      0    0
ALLIANCE DATA SYSTEMS CORP   COM            018581108    1,356   21,000 SH  PUT  SOLE                 21,000      0    0
AMEDISYS INC                 COM            023436108    3,402   70,000 SH  PUT  SOLE                 70,000      0    0
CHINA SKY ONE MED INC        COM            16941P102    1,358   59,700 SH  PUT  SOLE                 59,700      0    0
CHINA SKY ONE MED INC        COM            16941P102    2,311  101,600 SH  PUT  SOLE                101,600      0    0
CONNS INC                    COM            208242107    1,168  200,000 SH  PUT  SOLE                200,000      0    0
DIRECTV GROUP INC            COM            25459L106    2,955   88,600 SH       SOLE                 88,600      0    0
EBIX INC                     COM            278715206    6,406  131,200 SH       SOLE                131,200      0    0
EBIX INC                     COM            278715206    4,883  100,000 SH  PUT  SOLE                100,000      0    0
EBIX INC                     COM            278715206    5,371  110,000 SH  PUT  SOLE                110,000      0    0
HOME DEPOT INC               COM            437076102    4,921  170,100 SH       SOLE                170,100      0    0
LIFE PARTNERS HOLDINGS INC   COM            53215T106    2,099   99,100 SH  PUT  SOLE                 99,100      0    0
MOLSON COORS BREWING CO      COM            60871R209    1,504   33,300 SH       SOLE                 33,300      0    0
NUTRI SYS INC NEW            COM            67069D108    1,714   55,000 SH  PUT  SOLE                 55,000      0    0
NUTRI SYS INC NEW            COM            67069D108    1,558   50,000 SH  PUT  SOLE                 50,000      0    0
NUTRI SYS INC NEW            COM            67069D108    3,117  100,000 SH  PUT  SOLE                100,000      0    0
NUTRI SYS INC NEW            COM            67069D108    3,117  100,000 SH  PUT  SOLE                100,000      0    0
PEETS COFFEE & TEA INC       COM            705560100    5,966  178,900 SH  PUT  SOLE                178,900      0    0
SCRIPPS NETWORKS INTERACT IN COM            811065101    2,544   61,300 SH       SOLE                 61,300      0    0
WAL MART STORES INC          COM            931142103    6,206  116,100 SH       SOLE                116,100      0    0
WINDSTREAM CORP              COM            97381W104    3,193  290,500 SH       SOLE                290,500      0    0


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